S000021242 [Member] Investment Strategy - NexPoint Event Driven Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by primarily investing in equity, debt, and/or derivative securities of companies that the Adviser expects to benefit from an event catalyst. Specific event catalysts include, but are not limited to: mergers, acquisitions, tender offers, asset sales or other divestitures, restructurings, spin-offs, refinancings, recapitalizations (the restructuring of a company’s debt and equity structure), reorganizations, or broader geopolitical, environmental or economic events that can impact specific industries or the economy as a whole. Catalyst driven investing also includes purchasing securities that may benefit from a company specific event (such as, but not limited to, earnings, investor days, product publications and other events which may be occurring in the industry the company operates in or in the broader economy).
The Fund may invest significantly in the common stock of and other interests (e.g., warrants) in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). Supplementally, the Fund notes that as SPACs represent a new and evolving area of the financial industry, the noted disclosure is designed to provide flexibility for the Fund to react to innovative structures that cannot be known at this time that may operate in all material respects as a SPAC without being named a SPAC. A SPAC investment typically represents an investment in a special purpose vehicle that seeks to identify and effect an acquisition of, or merger with, an operating company in a particular industry or sector. During the period when management of the SPAC seeks to identify a potential acquisition or merger target, typically most of the capital raised for that purpose (less a portion retained to cover expenses) is invested in income-producing investments. The Fund may invest in SPACs for a variety of investment purposes, including to achieve income. Some SPACs provide the opportunity for common shareholders to have some or all of their shares redeemed by the SPAC at or around the time a proposed merger or acquisition is expected to occur. The Fund may sell its investments in SPACs at any time, including before, at or after the time of a merger or acquisition. There is no limit on the portion of the Fund that may be invested in SPACs. Although the Fund’s allocation to different investment strategies and investment types changes over time, the Fund may have a significant percentage of its assets invested in SPACs.
The Fund may purchase the securities of companies that are involved in, or expected to be involved in, publicly announced mergers, takeovers and other corporate reorganizations, and use one or more arbitrage strategies in connection with the purchase. Although a variety of strategies may be employed depending upon the nature of the transaction, the most common merger-arbitrage strategy involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” may represent the Fund’s potential profit on such an investment.
The Fund may invest in capital structure arbitrage, convertible arbitrage and volatility arbitrage. Capital structure arbitrage is an investment strategy that seeks to profit from relative pricing discrepancies between related securities, such as securities of different classes issued by the same issuer. For example, when the Adviser believes that unsecured securities are overvalued in relation to senior secured securities of the same issuer, the Fund may purchase senior secured securities of the issuer and take a short position in the unsecured securities of the same issuer. In this example, the trade may be profitable if credit quality spreads widen or if the issuer goes bankrupt and the recovery rate for the senior debt is higher than the expectations implicit in the prices of the securities at the time the Fund established its positions. Another example might involve the Fund purchasing one class of common stock while selling short a different class of common stock of the same issuer. Convertible arbitrage is a strategy that seeks to profit from mispricings between an issuer’s convertible securities and the underlying equity securities. A common convertible arbitrage approach matches a long position in a convertible security with a short position in the underlying common stock when an investor believes the convertible security is undervalued relative to the value of the underlying equity security. In such a case, the investor may seek to sell short shares of the underlying common stock in order to hedge exposure to the issuer of the equity securities. Convertible arbitrage positions may be designed to earn income from coupon or dividend payments on the investment in the convertible securities. Volatility arbitrage is a trading strategy that aims to profit from the difference between the forecasted price volatility of an asset, and the implied volatility of options based on that asset. The Fund may invest in securities of issuers that in the opinion of the Adviser may become subject to a change of control fight. These would typically be proxy fights by minority investors seeking to have their representatives elected to the board of trustees or directors, often with the intention of replacing existing management or selling the company.
In implementing the Fund’s investment strategies, the Fund may invest in a wide variety of investments, such as equity securities of any kind, debt securities of any kind, including, among others, corporate debt obligations (including defaulted securities and obligations of distressed issuers), those that pay a fixed or floating rate of interest, senior loans, warrants, convertible securities, master limited partnerships (“MLPs”), derivative instruments of any kind, including options, futures, currency forwards and swaps. Derivative instruments may be used for hedging purposes, as a substitute for investments in the underlying securities, to increase or decrease exposure (leverage), or for the purpose of generating income. The Fund may also engage in forward commitments and reverse repurchase agreements.
The Fund may purchase fixed and floating rate income investments of any credit quality or maturity, including corporate bonds, bank debt and preferred securities. The Fund may invest in non‑investment‑grade debt securities (those rated BB+ or lower by S&P, or comparably rated by another nationally recognized statistical rating organization (NRSRO)), unrated investments of comparable quality, commonly referred to as “high yield” or “junk” bonds. These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality investments. This strategy may be utilized by the Adviser to generate income, to diversify the Fund’s investments or for other investing purposes.
The Fund may employ a variety of hedging strategies to seek to protect against issuer-related risk, including selling short the securities of the company that proposes to acquire the target company and/or the purchase and sale of put and call options. The success of the event-driven strategy depends on, among other things, the Adviser’s correct evaluation of the outcome of the opportunity because the Adviser typically seeks to establish one or more investment positions that will benefit from the completion of the merger, takeover, reorganization, or other event.
The Fund may also loan portfolio securities to earn income.
The Fund may invest in securities of companies without an identified change or event to hedge unwanted exposures to an industry or the market as a whole.
The Fund normally invests in both U.S. and non‑U.S. securities. Non‑U.S. securities may be denominated in either U.S. dollars or foreign currencies. The Fund may invest in securities of issuers of any market capitalization.
The Fund may invest in indexed and inverse securities, such as other investment companies, including ETFs, closed‑end funds and open‑end mutual funds. Those investments may be made for the purpose of, among other things, gaining or hedging market exposure, hedging exposure to a particular industry, sector or component of an event-driven opportunity, or managing the Fund’s cash position. In addition, the Fund may invest in ETFs and other investment companies as part of an event-driven opportunity if such an investment is otherwise consistent with the Fund’s principal investment strategies. For example, the Fund may take a position in a narrowly-based sector ETF as part of an investment thesis relating to how a regulatory event may affect companies operating in a particular sector or industry. The Fund also may invest its assets (in the form of cash collateral from securities lending transactions) in one or more unaffiliated private funds that seek to comply with (but are not subject to) the credit quality and duration limits applicable to money market funds under applicable law.
The Fund may hold a significant portion of its assets in cash, money market investments, money market funds or other similar short-term investments for defensive purposes, to preserve the Fund’s ability to capitalize quickly on new market opportunities or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The Fund may also hold a significant amount of cash or short-term investments immediately after the closing of a number of transactions in which it has invested; this could occur at any time, including at calendar quarter or year ends. During periods when the Fund is so invested, its investment returns may be lower than if it were not so invested, and the Fund may not achieve its investment objective.
The Adviser normally allocates the Fund’s investments across different industries and sectors, but the Adviser may invest a significant percentage of the Fund’s assets in issuers in a single or small number of industries or sectors as a result of its investment strategy. As of June 30, 2026, the Fund’s investments were focused in the communication services and industrials sectors. The Fund’s sector-specific exposures may change over time, and the Fund may focus on other sectors in the future.
The Fund’s holdings may be adjusted at any time. The Adviser may sell securities at any time, including if the Adviser’s evaluation of the risk/reward ratio is no longer favorable, in order to take advantage of what the Adviser considers to be a better investment opportunity, when the Adviser believes the investment no longer represents a relatively attractive investment opportunity, or when the Adviser perceives deterioration in the credit fundamentals of the issuer.
The Fund is a non‑diversified fund as defined in the 1940 Act, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Adviser expects that the Fund’s active or frequent trading of portfolio securities will result in a portfolio turnover rate in excess of 100% on an annual basis. As a result, the Fund may be more likely to realize capital gains, including short-term capital gains taxable as ordinary income that must be distributed to shareholders as taxable income. High turnover may also cause the Fund to pay more brokerage commissions and to incur other transaction costs, which may detract from performance. The Fund’s portfolio turnover rate and the amount of brokerage commissions and transaction costs it incurs will vary over time based on market conditions.